TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Vat Recoverable	$ 1,550	$ 790
Gst Recoverable	89	26
Income Taxes Recoverable	2,636	2,548
Total Taxes Recoverable	$ 4,275	$ 3,364